CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Profit or loss [abstract]
Net revenues	€ 149,419	€ 47,656	€ 58,993
Cost of revenues	119,943	38,250	46,625
Selling, general and other costs	9,130	3,923	4,922
Research and development costs	4,487	2,231	2,573
Gains/(Losses) on disposal of investments	(35)	174	119
Restructuring costs	698	416	1,337
Operating income	15,126	3,010	3,655
Net financial expenses	734	94	124
Profit before taxes	14,392	2,916	3,531
Income tax expense	1,911	504	548
Share of the profit/(loss) of equity method investees	737	(74)	(62)
Net profit from continuing operations	13,218	2,338	2,921
Profit/(loss) from discontinued operations, net of tax	990	(315)	663
Net profit	14,208	2,023	3,584
Net profit/(loss) attributable to:
Owners of the parent	14,200	2,173	3,201
Non-controlling interests	8	(150)	383
Net profit	14,208	2,023	3,584
Net profit/(loss) from continuing operations attributable to:
Owners of the parent	13,210	2,353	2,930
Non-controlling interests	8	(15)	(9)
Consolidated profit from continuing operations	€ 13,218	€ 2,338	€ 2,921
Earnings per share:
Basic earnings per share (in EUR per share)	€ 4.64	€ 1.41	€ 2.05
Diluted earnings per share (in EUR per share)	4.51	1.34	1.95
Earnings per share for Net profit from continuing operations:
Basic earnings per share from continuing operations (in EUR per share)	4.32	1.52	1.88
Diluted earnings per share (in EUR per share)	€ 4.19	€ 1.45	€ 1.79

[1]	Refer to Note 3, Scope of consolidation